DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Subsidiaries [Abstract]
Schedule of wholly-owned subsidiaries of the Company

Name of subsidiaries	Place of incorporation	Date of incorporation	Principal activities

RDA Micro BVI	BVI	January 8, 2004	Investment in other subsidiaries

RDA International, Inc. (“RDA International”)	BVI	September 30, 2005	Dormant since January 1, 2010 (Purchase of materials and holding of intellectual properties (“IP”) prior to December 31, 2009)

RDA Technologies, Inc. (“RDA US”)	United States of America (“US”)	September 24, 2004	Dormant (closed in 2009)

RDA Technologies Limited (“RDA Tech”)	Hong Kong	November 14, 2007	Purchase of materials and holding of intellectual properties (“IP”) since January 1, 2010; Sales of products

RDA Microelectronics (Shanghai) Co., Ltd. (“RDA Shanghai”)	Shanghai, the People’s Republic of China (“PRC”)	April 13, 2004	Research and development

RDA Microelectronics (Beijing) Co., Ltd. (“RDA Beijing”)	Beijing, PRC	December 20, 2005	Research and development

RDA Microelectronics Technology (Shanghai) Co., Ltd. (“RDA Shanghai Tech”)	Shanghai, PRC	June 27, 2012	Research and development; Sales of products